Transactions with Related Parties - Summary of Amounts Charged By The Company's Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Management fees [Member]
Related Party Transaction [Line Items]
Related party	$ 1,606,440	$ 1,045,640	$ 527,425
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party	2,253,979	1,202,449	218,192
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party	57,000	28,500	26,500
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party	289,583	137,000	60,000
Executive compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses	400,072	296,274	19,875
Former Parent Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	0	0	291,801
Commissions – vessels purchased [Member]
Related Party Transaction [Line Items]
Related party	355,000	1,168,000	0
Commissions-vessels sold [Member]
Related Party Transaction [Line Items]
Related party	430,000	0	0
Rental expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 65,104	$ 0	$ 0